Debt (Details Textual 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Interest expense, debt	$ (1,500,000)	$ (29,844)	$ (41,734)	$ (143,347)	$ (1,801,320)
Merck Ghi Financing Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 1,000,000		$ 1,000,000	$ 1,000,000